Performance Management - Class A C [Member] - John Hancock Money Market Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The ICE BofA 3 Month U.S. Treasury Bill Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time. Calendar year total returns are shown only for Class A shares and would be different for other share classes.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Bar Chart [Heading]	Calendar year total returns (%)—Class A
Bar Chart Closing [Text Block]	Year-to-date total return through:Q2 20261.61%Best quarter:Q4 20231.22%Worst quarter:Q1 20220.00%
Performance Table Heading	Average annual total returns (%)—as of 12/31/2025
Money Market Seven Day Yield, Caption [Optional Text]	Yield informationFor the fund’s 7-day effective yield, call 800-225-5291.
Money Market Seven Day Yield Phone	800-225-5291
Performance Availability Website Address [Text]	jhinvestments.com
Performance Availability Phone [Text]	800-225-5291, Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return through:
Bar Chart, Year to Date Return	1.61%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022